Short-Term Borrowings	12 Months Ended
Sep. 30, 2022
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

NOTE 12 – SHORT-TERM BORROWINGS

Short-term borrowings as of September 30, 2022 and 2021 consisted of the following:

	September 30, 2022	September 30, 2021
Short-term bank loans	$14,469,670	$16,520,781
Short-term loans from third-party individuals and entities	6,823,293	15,896,637
Total	$21,292,963	$32,417,418

Short-term bank loans as of September 30, 2022 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	10,000,000	1,405,778	7/5/2022	7/3/2023	3.70%
Bank of Nanjing***	6,900,000	969,987	10/13/2021	10/12/2022	4.35%
Bank of Nanjing*	5,000,000	702,889	5/24/2022	5/19/2023	3.80%
Bank of Communications	6,100,000	857,524	7/26/2022	7/25/2023	3.70%
Bank of Communications	2,000,000	281,156	8/4/2022	8/2/2023	3.70%
Bank of Communications	4,180,000	587,614	9/19/2022	9/15/2023	3.65%
Bank of Communications	3,000,000	421,733	9/19/2022	9/15/2023	3.65%
Bank of Communications	2,200,000	309,271	4/25/2022	4/23/2023	3.70%
Bank of Communications	7,800,000	1,096,507	4/24/2022	4/21/2023	3.70%
Bank of Chengdu	7,000,000	984,044	5/20/2022	5/19/2023	4.55%
Bank of Chengdu	5,000,000	702,889	3/24/2022	3/23/2023	4.55%
Zijin Rural Commercial Bank	2,000,000	281,156	3/17/2022	3/16/2023	4.45%
Bank of China*	3,000,000	421,733	8/10/2022	8/3/2023	3.70%
Bank of China*	10,000,000	1,405,778	8/19/2022	8/19/2023	3.90%
Bank of Jiangsu	10,000,000	1,405,778	8/11/2022	8/10/2023	4.36%
Bank of Ningbo	9,000,000	1,265,200	6/23/2022	6/20/2023	4.20%
Bank of Yongfeng**	4,750,000	667,744	4/1/2022	9/16/2022	4.90%
Bank of Yongfeng	5,000,000	702,889	8/25/2022	2/24/2023	4.20%
Total	102,930,000	$14,469,670

*	As of September 30, 2022, a total of $5,215,436 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2022.

**	These short-term borrowings were repaid and renewed upon maturity.

Short-term bank loans as of September 30, 2021 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing**	9,000,000	1,396,778	4/19/2021	4/4/2022	4.35%
Bank of Nanjing**	6,100,000	946,705	7/9/2021	7/4/2022	4.35%
Bank of Nanjing**	6,900,000	1,070,863	10/10/2020	10/8/2021	5.66%
Bank of Nanjing**	3,000,000	465,593	5/26/2021	5/19/2022	4.05%
Bank of Nanjing**	2,000,000	310,395	5/24/2021	5/19/2022	4.05%
Bank of Jiangsu	3,000,000	465,593	3/5/2021	3/4/2022	4.36%
Bank of Communications	2,000,000	310,395	6/29/2021	6/28/2022	4.35%
Bank of Communications	3,000,000	465,593	7/30/2021	7/29/2022	4.35%
Bank of Communications	2,000,000	310,395	7/30/2021	1/29/2022	4.35%
Bank of Communications	3,000,000	465,593	9/23/2021	9/22/2022	4.35%
China Citic Bank	5,000,000	775,988	8/6/2021	8/6/2022	4.50%
Bank of Chengdu*	5,000,000	775,988	5/27/2021	11/26/2021***	8.50%
Bank of Chengdu*	5,000,000	775,988	7/14/2021	1/13/2022***	8.50%
Bank of Chengdu	5,000,000	775,988	1/25/2021	1/24/2022***	4.55%
Bank of Chengdu	7,000,000	1,086,383	4/26/2021	4/25/2022	4.55%
Bank of Chengdu	3,000,000	465,593	7/15/2021	7/14/2022	4.55%
China Everbright Bank**	5,000,000	775,988	3/31/2021	3/30/2022	4.35%
China Everbright Bank**	7,700,000	1,195,021	8/30/2021	8/29/2022	4.35%
Zijin Rural Commercial Bank**	4,750,000	737,188	3/24/2021	3/24/2022	4.35%
Zijin Rural Commercial Bank**	2,000,000	310,395	3/26/2021	3/25/2022	4.35%
Bank of China**	1,000,000	155,198	7/7/2021	7/5/2022	4.20%
Bank of China**	4,000,000	620,790	7/15/2021	7/11/2022	4.20%
Bank of China**	2,000,000	310,395	7/15/2021	7/11/2022	4.20%
Bank of China**	7,200,000	1,117,422	5/24/2021	5/24/2022	3.90%
Bank of China**	2,800,000	434,553	6/23/2021	6/23/2022	3.90%
Total	106,450,000	$16,520,781

*	The loans from Bank of Chengdu with an annual interest rate of 8.50% were guaranteed by Chengdu Juyuan Financing Co., Ltd. (“Chengdu Juyuan”). The interest rate 8.50% includes interests paid to Bank of Chendu and guarantee fee paid to Chengdu Juyuan.

**	As of September 30, 2021, a total of $9,847,286 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2021.

***	All short-term borrowings as of September 30, 2021 were repaid or renewed upon maturity.

Short-term borrowings also include loans from various individuals that are unsecured, due on demand, and bear interest of 3.70%. The Company recorded interest expense of $499,708 and $370,847 for the fiscal years ended September 30, 2022 and 2021, respectively. As of September 30, 2022 and 2021, the total amount of these loans was $6,823,293 and $15,896,637, respectively.

The Company’s bank loans are guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members, third-party individuals, and third-party companies. See Note 14 – Related Party Transactions for more information on guaranty provided by Mr. Tao Ling and his immediate family members. Certain Company’s assets were also pledged to secure the banks loans. The details of the pledges of assets are as follows:

	September 30, 2022	September 30, 2021
Buildings, net	$659,777	$724,859
Bank deposit	321,980	—
Total	$981,757	$724,859

For the fiscal years ended September 30, 2022 and 2021, interest expense on all short-term borrowings amounted to $1,536,169 and $1,001,575, respectively.